Concentrations and risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations and risks
Schedule of concentration risks by total revenue and total accounts receivable

	For the years ended December 31,
	2022		2023		2024	2024
	RMB		RMB		RMB	US$
Amount of the Company’s revenue
Customer A	5,158,349	(1)	6,227,547	(1)	6,335,377	867,943
Customer B	1,956,272		4,567,925		5,567,642	762,764
Customer C	—		2,728,962		3,876,263	531,046
(1)	The amount represented the revenue generated from a related party as described in Note 15.

	December 31,	December 31,		December 31,
	2023	2024		2024
	RMB	RMB		US$
Amount of the Company’s revenue
Customer A	2,911,200	4,113,500		563,547
Customer B	3,842,000	5,201,700		712,630
Customer D	862,400	N/A	(2)	N/A	(2)
(2)	Accounts receivable due from the relevant customer were less than 10% of the Company’s total accounts receivable as of December 31, 2024.